Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000085498
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Advisor Class
Trading Symbol	AMTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$10,000	$10,000	$10,000
10/15	$7,905	$9,997	$8,367
10/16	$8,142	$10,201	$8,700
10/17	$9,027	$12,568	$9,410
10/18	$8,941	$12,503	$9,526
10/19	$9,222	$14,078	$9,940
10/20	$8,319	$14,766	$8,023
10/21	$12,115	$20,270	$12,134
10/22	$11,310	$16,225	$12,169
10/23	$11,169	$17,929	$11,980
10/24	$13,058	$23,808	$13,383

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	16.91%	7.20%	2.70%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 695,947,263
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 5,292,478
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Holdings [Text Block]

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Material Fund Change [Text Block]
C000085499
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class 1
Trading Symbol	AMTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Line Graph [Table Text Block]
	Class 1	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$10,000	$10,000	$10,000
10/15	$7,888	$9,997	$8,367
10/16	$8,121	$10,201	$8,700
10/17	$8,988	$12,568	$9,410
10/18	$8,906	$12,503	$9,526
10/19	$9,186	$14,078	$9,940
10/20	$8,272	$14,766	$8,023
10/21	$12,047	$20,270	$12,134
10/22	$11,223	$16,225	$12,169
10/23	$11,071	$17,929	$11,980
10/24	$12,909	$23,808	$13,383

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 1	16.61%	7.04%	2.59%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 695,947,263
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 5,292,478
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Holdings [Text Block]

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Material Fund Change [Text Block]
C000085496
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class A
Trading Symbol	AMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/AMTAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AMTAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.17%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$9,572	$10,000	$10,000
10/15	$7,547	$9,997	$8,367
10/16	$7,754	$10,201	$8,700
10/17	$8,565	$12,568	$9,410
10/18	$8,470	$12,503	$9,526
10/19	$8,722	$14,078	$9,940
10/20	$7,841	$14,766	$8,023
10/21	$11,392	$20,270	$12,134
10/22	$10,594	$16,225	$12,169
10/23	$10,449	$17,929	$11,980
10/24	$12,168	$23,808	$13,383

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	16.46%	6.89%	2.43%
Class A (with sales charges)	11.51%	5.97%	1.98%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 695,947,263
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 5,292,478
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Holdings [Text Block]

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Material Fund Change [Text Block]
C000085497
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class C
Trading Symbol	ACMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ACMTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ACMTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.95%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Line Graph [Table Text Block]
	Class C	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$10,000	$10,000	$10,000
10/15	$7,825	$9,997	$8,367
10/16	$7,977	$10,201	$8,700
10/17	$8,754	$12,568	$9,410
10/18	$8,595	$12,503	$9,526
10/19	$8,781	$14,078	$9,940
10/20	$7,829	$14,766	$8,023
10/21	$11,306	$20,270	$12,134
10/22	$10,434	$16,225	$12,169
10/23	$10,209	$17,929	$11,980
10/24	$11,808	$23,808	$13,383

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	15.66%	6.10%	1.68%
Class C (with sales charges)	14.66%	6.10%	1.68%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 695,947,263
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 5,292,478
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Holdings [Text Block]

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Material Fund Change [Text Block]
C000139941
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class Z
Trading Symbol	AMTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/AMTZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AMTZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Entering 2024, investors focused on the pace at which inflation would normalize. Despite a slow start in reducing inflationary concerns, economic growth across major economies was more resilient and broad-based than expected. This led to increased optimism about the economic outlook and strong equity performance. Real Estate, a notable rate-sensitive asset class, tends to outperform in falling rate environments and underperform in rising rate environments. For the AB All Market Real Return Portfolio, our strategic allocation to Real Estate was a significant contributor, especially in the third quarter following the US Federal Reserve's first rate cut in September. Similarly, the Portfolio's exposure to inflation-sensitive equities contributed, driven by the broad-based equity market rally in 2024. However, our modest tactical underweights to Real Estate and commodity producers detracted from relative performance. The AB All Market Real Return Portfolio allocates to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, FX, inflation-sensitive equities and future natural resource equities. From a security selection standpoint, the Portfolio benefited from positive selection within Real Estate but was hurt by negative selection within future natural resource equities.

Line Graph [Table Text Block]
	Class Z	MSCI ACWI (net)	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
10/14	$10,019	$10,000	$10,000
10/15	$7,921	$9,997	$8,367
10/16	$8,166	$10,201	$8,700
10/17	$9,063	$12,568	$9,410
10/18	$9,001	$12,503	$9,526
10/19	$9,305	$14,078	$9,940
10/20	$8,398	$14,766	$8,023
10/21	$12,274	$20,270	$12,134
10/22	$11,460	$16,225	$12,169
10/23	$11,336	$17,929	$11,980
10/24	$13,234	$23,808	$13,383

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	16.96%	7.34%	2.84%
MSCI ACWI (net)	32.79%	11.08%	9.06%
33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed	11.71%	6.13%	2.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the MSCI ACWI (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 695,947,263
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 5,292,478
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$695,947,263
# of Portfolio Holdings	370
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$5,292,478

Holdings [Text Block]

Portfolio Breakdown

Asset Type	Value
Real Estate Stocks	35.0%
Commodity Related Derivatives.	32.0%
Inflation Sensitive Stocks	17.0%
Commodity Related Stocks	16.0%

Security Type Breakdown

Common Stocks	71.3%
Investment Companies	2.0%
Short-Term Investments	24.6%
Other assets less liabilities	2.1%

Country Breakdown

Value	Value
United States	45.7%
United Kingdom	4.5%
Japan	4.1%
Australia	3.9%
Canada	3.0%
France	1.8%
Italy	1.4%
Singapore	1.4%
Germany	1.0%
Hong Kong	0.9%
Sweden	0.9%
Switzerland	0.8%
China	0.7%
Others	3.9%
Short-Term Investments	23.9%
Other assets less liabilities	2.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$14,957,886	2.2%
Equinix, Inc.	$14,456,634	2.1%
Shell PLC	$10,399,486	1.5%
Exxon Mobil Corp.	$10,320,783	1.5%
Welltower, Inc.	$9,897,494	1.4%
Digital Realty Trust, Inc.	$9,305,388	1.3%
Simon Property Group, Inc.	$8,562,884	1.2%
Ventas, Inc.	$8,272,042	1.2%
Public Storage	$7,844,790	1.1%
VICI Properties, Inc.	$7,511,113	1.1%
Total	$101,528,500	14.6%

Material Fund Change [Text Block]
C000082623
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Advisor Class
Trading Symbol	ABNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	8.63%	3.33%	2.89%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNYX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 646,673,170
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 2,068,717
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

C000085359
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class 1
Trading Symbol	ABNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 1	8.53%	3.23%	2.79%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNOX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 646,673,170
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 2,068,717
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

C000085438
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class 2
Trading Symbol	ABNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABNTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ABNTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 2	8.75%	3.35%	2.90%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ABNTX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 646,673,170
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 2,068,717
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

C000082621
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class A
Trading Symbol	ABNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABNAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ABNAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	8.46%	3.08%	2.64%
Class A (with sales charges)	6.03%	2.62%	2.41%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ABNAX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 646,673,170
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 2,068,717
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

C000082622
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class C
Trading Symbol	ABNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABNCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ABNCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.59%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.59%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	7.64%	2.32%	1.87%
Class C (with sales charges)	6.64%	2.32%	1.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ABNCX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 646,673,170
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 2,068,717
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

C000085437
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class I
Trading Symbol	ANBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ANBIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ANBIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	8.74%	3.34%	2.91%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ANBIX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 646,673,170
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 2,068,717
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

C000152483
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class Z
Trading Symbol	ABNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABNZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ABNZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/11/14
Class Z	8.71%	3.33%	3.04%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.53%

The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ABNZX-A for the most recent performance information.

Performance Inception Date	Dec. 11, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 646,673,170
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 2,068,717
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$646,673,170
# of Portfolio Holdings	284
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,068,717

C000161781
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Advisor Class
Trading Symbol	ACGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning added to results.

Top detractors from performance:

  During the 12-month period, some sector allocation and security selection decisions detracted from results.

Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000
10/15	$10,306	$10,196
10/16	$10,827	$10,641
10/17	$11,417	$10,737
10/18	$11,136	$10,517
10/19	$12,445	$11,727
10/20	$12,876	$12,453
10/21	$13,271	$12,393
10/22	$10,803	$10,450
10/23	$11,021	$10,487
10/24	$12,380	$11,593

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	12.33%	-0.10%	2.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,513,692,503
Holdings Count | Holding	650
Advisory Fees Paid, Amount	$ 10,303,786
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$2,513,692,503
# of Portfolio Holdings	650
Portfolio Turnover Rate	278%
Total Advisory Fees Paid	$10,303,786

Holdings [Text Block]

Security Type Breakdown

Governments - Treasuries	46.7%
Mortgage Pass-Throughs	28.2%
Corporates - Investment Grade	16.0%
Corporates - Non-Investment Grade	9.6%
Collateralized Loan Obligations	5.0%
Emerging Markets - Corporate Bonds	2.9%
Emerging Markets - Sovereigns	2.2%
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.7%
Other	6.2%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Country Breakdown

Value	Value
United States	101.8%
Brazil	3.0%
United Kingdom	1.9%
Dominican Republic	1.5%
Mexico	1.4%
France	1.1%
China	0.7%
India	0.7%
Spain	0.7%
South Africa	0.6%
Chile	0.6%
Indonesia	0.6%
Colombia	0.5%
Israel	0.5%
Others	5.0%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Advisor Class Shares to: (i) reduce its interest expense to .03% from 1.04%; (ii) reduce its Total Annual Fund Operating Expenses to .61% from 1.61%; and (iii) reduce its Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to .55% from 1.55%.

Material Fund Change Expenses [Text Block]

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Advisor Class Shares to: (i) reduce its interest expense to .03% from 1.04%; (ii) reduce its Total Annual Fund Operating Expenses to .61% from 1.61%; and (iii) reduce its Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to .55% from 1.55%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

C000161779
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class A
Trading Symbol	AKGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AKGAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning added to results.

Top detractors from performance:

  During the 12-month period, some sector allocation and security selection decisions detracted from results.

Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
04/16	$9,580	$10,000
10/16	$9,881	$10,186
10/17	$10,392	$10,278
10/18	$10,111	$10,067
10/19	$11,273	$11,226
10/20	$11,637	$11,920
10/21	$11,963	$11,863
10/22	$9,711	$10,003
10/23	$9,882	$10,038
10/24	$11,092	$11,097

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 04/22/16
Class A (without sales charges)	12.24%	-0.32%	1.73%
Class A (with sales charges)	7.41%	-1.18%	1.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.23%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,513,692,503
Holdings Count | Holding	650
Advisory Fees Paid, Amount	$ 10,303,786
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$2,513,692,503
# of Portfolio Holdings	650
Portfolio Turnover Rate	278%
Total Advisory Fees Paid	$10,303,786

Holdings [Text Block]

Security Type Breakdown

Governments - Treasuries	46.7%
Mortgage Pass-Throughs	28.2%
Corporates - Investment Grade	16.0%
Corporates - Non-Investment Grade	9.6%
Collateralized Loan Obligations	5.0%
Emerging Markets - Corporate Bonds	2.9%
Emerging Markets - Sovereigns	2.2%
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.7%
Other	6.2%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Country Breakdown

Value	Value
United States	101.8%
Brazil	3.0%
United Kingdom	1.9%
Dominican Republic	1.5%
Mexico	1.4%
France	1.1%
China	0.7%
India	0.7%
Spain	0.7%
South Africa	0.6%
Chile	0.6%
Indonesia	0.6%
Colombia	0.5%
Israel	0.5%
Others	5.0%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Class A shares to: (i) reduce interest expense to .03% from 1.04%; (ii) reduce Total Annual Fund Operating Expenses to .86% from 1.86%; and (iii) reduce Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to .80% from 1.81%.

Material Fund Change Expenses [Text Block]

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Class A shares to: (i) reduce interest expense to .03% from 1.04%; (ii) reduce Total Annual Fund Operating Expenses to .86% from 1.86%; and (iii) reduce Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to .80% from 1.81%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

C000161780
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class C
Trading Symbol	AKGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AKGCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.55%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning added to results.

Top detractors from performance:

  During the 12-month period, some sector allocation and security selection decisions detracted from results.

Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
04/16	$10,000	$10,000
10/16	$10,285	$10,186
10/17	$10,734	$10,278
10/18	$10,366	$10,067
10/19	$11,470	$11,226
10/20	$11,759	$11,920
10/21	$11,990	$11,863
10/22	$9,662	$10,003
10/23	$9,759	$10,038
10/24	$10,870	$11,097

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 04/22/16
Class C (without sales charges)	11.38%	-1.07%	0.98%
Class C (with sales charges)	10.38%	-1.07%	0.98%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.23%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,513,692,503
Holdings Count | Holding	650
Advisory Fees Paid, Amount	$ 10,303,786
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$2,513,692,503
# of Portfolio Holdings	650
Portfolio Turnover Rate	278%
Total Advisory Fees Paid	$10,303,786

Holdings [Text Block]

Security Type Breakdown

Governments - Treasuries	46.7%
Mortgage Pass-Throughs	28.2%
Corporates - Investment Grade	16.0%
Corporates - Non-Investment Grade	9.6%
Collateralized Loan Obligations	5.0%
Emerging Markets - Corporate Bonds	2.9%
Emerging Markets - Sovereigns	2.2%
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.7%
Other	6.2%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Country Breakdown

Value	Value
United States	101.8%
Brazil	3.0%
United Kingdom	1.9%
Dominican Republic	1.5%
Mexico	1.4%
France	1.1%
China	0.7%
India	0.7%
Spain	0.7%
South Africa	0.6%
Chile	0.6%
Indonesia	0.6%
Colombia	0.5%
Israel	0.5%
Others	5.0%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Class C shares to: (i) reduce interest expense to .03% from 1.03%; (ii) reduce Total Annual Fund Operating Expenses to 1.61% from 2.60%; and (iii) reduce Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.55% from 2.54%.

Material Fund Change Expenses [Text Block]

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Class C shares to: (i) reduce interest expense to .03% from 1.03%; (ii) reduce Total Annual Fund Operating Expenses to 1.61% from 2.60%; and (iii) reduce Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.55% from 2.54%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

C000161785
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class Z
Trading Symbol	ACGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACGZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning added to results.

Top detractors from performance:

  During the 12-month period, some sector allocation and security selection decisions detracted from results.

Line Graph [Table Text Block]
	Class Z	Bloomberg U.S. Aggregate Bond Index
11/19	$10,000	$10,000
10/20	$10,354	$10,626
10/21	$10,678	$10,575
10/22	$8,695	$8,917
10/23	$8,871	$8,948
10/24	$9,980	$9,892

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 11/20/19
Class Z	12.51%	-0.04%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.22%

Performance Inception Date	Nov. 20, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,513,692,503
Holdings Count | Holding	650
Advisory Fees Paid, Amount	$ 10,303,786
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$2,513,692,503
# of Portfolio Holdings	650
Portfolio Turnover Rate	278%
Total Advisory Fees Paid	$10,303,786

Holdings [Text Block]

Security Type Breakdown

Governments - Treasuries	46.7%
Mortgage Pass-Throughs	28.2%
Corporates - Investment Grade	16.0%
Corporates - Non-Investment Grade	9.6%
Collateralized Loan Obligations	5.0%
Emerging Markets - Corporate Bonds	2.9%
Emerging Markets - Sovereigns	2.2%
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.7%
Other	6.2%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Country Breakdown

Value	Value
United States	101.8%
Brazil	3.0%
United Kingdom	1.9%
Dominican Republic	1.5%
Mexico	1.4%
France	1.1%
China	0.7%
India	0.7%
Spain	0.7%
South Africa	0.6%
Chile	0.6%
Indonesia	0.6%
Colombia	0.5%
Israel	0.5%
Others	5.0%
Short-Term Investments	0.4%
Other assets less liabilities	-21.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Class Z shares to: (i) reduce interest expense to .03% from 1.04%; (ii) reduce Total Annual Fund Operating Expenses to .55% from 1.55%; and (iii) reduce Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to .54% from 1.55%.

Material Fund Change Expenses [Text Block]

Effective May 10, 2024, the Fund no longer utilizes reverse repurchase agreements as a principal strategy. In connection with this change and to better reflect the expenses associated with the Fund’s current usage of reverse repurchase agreements, the Fund restated its Annual Fund Operating Expense table set forth in its Summary Prospectus and Prospectus in respect of Class Z shares to: (i) reduce interest expense to .03% from 1.04%; (ii) reduce Total Annual Fund Operating Expenses to .55% from 1.55%; and (iii) reduce Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to .54% from 1.55%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus supplement dated May 10, 2024, supplementing the prospectus dated January 31, 2024, at www.abfunds.com/go/prospectus, or you may request a copy of the supplement by sending an email to prorequest@alliancebernstein.com or by calling (800) 227-4618.

C000082626
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Advisor Class
Trading Symbol	AUNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	7.56%	3.25%	2.48%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,433,425,721
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,445,958
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000085360
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class 1
Trading Symbol	AUNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 1	7.51%	3.13%	2.38%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,433,425,721
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,445,958
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000085439
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class 2
Trading Symbol	AUNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 2	7.51%	3.25%	2.48%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,433,425,721
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,445,958
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000082624
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class A
Trading Symbol	AUNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	7.29%	2.98%	2.22%
Class A (with sales charges)	4.05%	2.34%	1.91%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,433,425,721
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,445,958
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000082625
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class C
Trading Symbol	AUNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/AUNCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AUNCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	6.47%	2.23%	1.46%
Class C (with sales charges)	5.47%	2.23%	1.46%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg Municipal Bond Index Unhedged broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,433,425,721
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 6,445,958
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,433,425,721
# of Portfolio Holdings	525
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$6,445,958

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.8%
AA	41.5%
A	32.9%
BBB	5.4%
BB	1.8%
A-1+	1.1%
A-1	1.2%
SP-1	1.5%
SP-2	0.3%
Not Rated	5.5%

*The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating used by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by Alliance Bernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments such as, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]
C000028496
Shareholder Report [Line Items]
Fund Name	AB Total Return Bond Portfolio
Class Name	Advisor Class
Trading Symbol	ABQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABQYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	11.74%	-0.06%	1.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQYX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 160,186,865
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 160,871
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871

C000028493
Shareholder Report [Line Items]
Fund Name	AB Total Return Bond Portfolio
Class Name	Class A
Trading Symbol	ABQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQUX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABQUX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	11.59%	-0.30%	1.45%
Class A (with sales charges)	6.81%	-1.16%	1.01%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQUX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 160,186,865
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 160,871
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871

C000028495
Shareholder Report [Line Items]
Fund Name	AB Total Return Bond Portfolio
Class Name	Class C
Trading Symbol	ABQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABQCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.52%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.52%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	10.67%	-1.05%	0.69%
Class C (with sales charges)	9.67%	-1.05%	0.69%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQCX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 160,186,865
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 160,871
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871

C000028499
Shareholder Report [Line Items]
Fund Name	AB Total Return Bond Portfolio
Class Name	Class I
Trading Symbol	ABQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABQIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	11.82%	-0.07%	1.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQIX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 160,186,865
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 160,871
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871

C000143890
Shareholder Report [Line Items]
Fund Name	AB Total Return Bond Portfolio
Class Name	Class Z
Trading Symbol	ABQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Total Return Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABQZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABQZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class Z	11.84%	-0.06%	1.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABQZX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 160,186,865
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 160,871
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$160,186,865
# of Portfolio Holdings	415
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$160,871